May-21-03 04:27pm From- T-803 P.002/003 F-077

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5024
fax: 212.656.5893
sconte@nyse.com

03019114

NYSE

May 21, 2003

Cert NYS

1-13958

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
MAY 2 1 2003
1086

PROCESSED
MAY 28 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Hartford Financial Services Group, Inc., Normal Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 21, 2003. Tentative listing date – May 23, 2003.

Sincerely,